Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023		Sep. 30, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transferred from Level 2 to Level 3			$ 6,456
Transferred from Level 3 to Level 2			4,964
Fair value	$ 1,178,633	[1],[2],[3]	3,265,298 [4]
Net change in unrealized appreciation (depreciation) on investment transactions	(587)		11,835
Debt Investments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transferred from Level 2 to Level 3			6,456
Transferred from Level 3 to Level 2			4,964
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	139,934		615,715
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	1,038,699		2,649,583
Net change in unrealized appreciation (depreciation) on investment transactions	$ (986)		$ 21,441

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.